Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Balances and Related Party Transactions	Balances and related party transactions
	Assets balance				Liabilities balance				Transactions
	Trade receivables		Other assets		Suppliers		Other liabilities		Revenue (expenses)
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2022
Associates (i)
Casino Guichard Perrachon	-	-	-	-	-	-	-	-	-	(20)	(60)
Euris	-	-	-	-	-	-	-	-	-	(1)	(3)
Grupo Pão de Açucar (“GPA”)	-	-	-	-	-	-	-	-	-	20	(310)
Greenyellow	-	-	-	-	-	-	-	-	-	-	(33)
Wilkes Participações S.A.	-	-	-	-	-	-	-	-	-	(6)	(8)
	-	-	-	-	-	-	-	-	-	(7)	(414)
Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (ii)	412	211	23	23	26	28	-	-	30	27	25

	412	211	23	23	26	28	-	-	30	27	25

	412	211	23	23	26	28	-	-	30	20	(389)

Current	412	211	-	-	26	28	-	-
Non-current	-	-	23	23	-	-	-	-

(i)	As a result of the sale of Casino’s ownership interest in the Company, through Wilkes, as disclosed in note 1.3, the associates are no longer related parties. In 2022 and 2021, all these associates, as related parties, had transactions with the Company. The main transactions were related to: (i) cost sharing contracts (reimbursement of personnel expenses, equipment rental and maintenance); and (ii) agency agreements, specially between the Company and GPA and Casino related to business negotiation of products, cyber risk agreement, exploration rights of commercial points and other agreements.
(ii)	FIC: execution of business agreements to regulate the rules that promote and sell financial services offered by FIC at the Company’s stores to implement a financial partnership between the Company and Itaú Unibanco Holding S.A. (“Itaú”) in the partnership agreement, namely: (i) banking correspondent services in Brazil; (ii) indemnification agreement in which FIC undertook to hold the Company harmless from losses incurred due to services; FIC and the Company mutually undertook to indemnify each other due to legal proceeding under their responsibility; and (iii) agreement concerning the Company’s provision of information and access to systems to FIC, and vice-versa, in order to offer services.

Schedule of Expenses Related to the Executive Board Compensation

Expenses related to the executive board compensation recorded in the Company’s statement of operations is as follows (amounts expressed in thousands reais):

	Base salary (i)			Variable compensation (i)			Stock option plan and shared-based payment plan (ii)			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Board of director	12,418	11,512	31,971	-	-	-	-	5,250	7,103	12,418	16,762	39,074
Statutory officers	15,436	11,083	12,806	19,471	29,794	19,880	24,448	13,265	9,609	59,355	54,142	42,295
Executives excluding statutory officers	42,131	31,429	22,849	43,867	53,132	43,144	18,370	14,802	10,176	104,368	99,363	76,169
Fiscal council	596	548	584	-	-	-	-	-	-	596	548	584
	70,581	54,572	68,210	63,338	82,926	63,024	42,818	33,317	26,888	176,737	170,815	158,122

(i)	Short-term benefit.

(ii)	More details about shared-based payment plans for Statutory officers and the new long-term benefit plans, see note 20.7.3, 20.7.4 and 20.7.5.